INVESTMENT IN UNCONSOLIDATED ENTITY (Details)	12 Months Ended
	Jun. 30, 2019 USD ($)	Jun. 30, 2019 CNY (¥)	Jun. 30, 2018 CNY (¥)	Jun. 30, 2019 CNY (¥)
Investments in and Advances to Affiliates [Line Items]
Impairment for long-term investment	$ 588,008	¥ 4,037,736	¥ 4,037,736
Total	4,525,976		0	¥ 31,078,971
Future Gas Station Beijing Technology Ltd [Member]
Investments in and Advances to Affiliates [Line Items]
Total	$ 5,113,984		¥ 4,037,736	¥ 35,116,707